Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Operating expenses, including compensation, allocated by Allstate Insurance Company	$ 40,000	$ 39,000	$ 44,100
Reserve for annuities issued	2,140,888	2,095,316
Ceded premium related to structured settlement annuities	11,788	12,362	12,782
Maximum amount of loans Corporation will have outstanding to all eligible subsidiaries at any given point in time	1,000,000
Allstate Insurance Company ("AIC")
Related Party Transaction [Line Items]
Reserve for annuities issued	1,420,000	1,410,000
Allstate Distributors Services, LLC
Related Party Transaction [Line Items]
Broker-Dealer agreement, Promotion and marketing expense	4	23	7
Allstate Financial Services, LLC
Related Party Transaction [Line Items]
Broker-Dealer agreement, Commission and other distribution expenses	450	233	166
Allstate Life Insurance Company
Related Party Transaction [Line Items]
Reserve for annuities issued	607,300	624,500
Ceded premium related to structured settlement annuities	3,400	3,400	$ 3,400
Carrying value of structured settlement reinsurance treaty	$ 109,600	$ 82,800